Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

20. Quarterly Financial Data (Unaudited)

The following tables summarize quarterly financial data for the years ended December 31, 2014 and 2013. The information includes the results of operations of our Predecessor from January 1, 2013 through November 19, 2014 and of Landmark Infrastructure Partners LP for the period beginning November 19, 2014, the date the IPO was completed, through December 31, 2014.

	2014 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$4,367,886	$4,427,233	$4,588,295	$4,776,505
Net income (loss)	1,645,928	679,509	2,238,395	(2,731,961)
Net income (loss) attributable to Predecessor	1,645,928	679,509	2,238,395	(33,613)
Net loss attributable to limited partners	n/a	n/a	n/a	(2,698,348)
Net loss per limited partner unit
(basic and diluted):
Common units	n/a	n/a	n/a	$(0.34)
Subordinated units	n/a	n/a	n/a	$(0.34)
Cash distribution declared per unit	n/a	n/a	n/a	$0.1344

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.

	2013 Quarter Ended*
	March 31	June 30	September 30	December 31
Total revenues	$2,831,639	$3,382,902	$4,111,536	$4,428,217
Net income	325,140	2,502,457	736,069	1,282,071

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.